Summary of significant accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2018 R$ / $ R$ / € R$ / $ $ / $ € / $	Dec. 31, 2017 R$ / $ R$ / € R$ / $ $ / $ € / $	Dec. 31, 2016 R$ / $ R$ / € R$ / $ $ / $ € / $
U.S. Dollar - Brazilian Real
DisclosureOfCurrencyExchangeRatesLineItems [Line Items]
End of period exchange rate	3.8748	3.308
End of period exchange rate, variation	17.13%
Average exchange rate	3.6558	3.1925	3.4833
Average exchange rate, variation	14.51%	(8.35%)
Euro - Brazilian Real
DisclosureOfCurrencyExchangeRatesLineItems [Line Items]
End of period exchange rate | R$ / €	4.439	3.9693
End of period exchange rate, variation	11.83%
Average exchange rate | R$ / €	4.3094	3.6089	3.8543
Average exchange rate, variation	19.41%	(6.37%)
Mexican Peso - Brazilian Real
DisclosureOfCurrencyExchangeRatesLineItems [Line Items]
End of period exchange rate	0.1972	0.1681
End of period exchange rate, variation	17.31%
Average exchange rate	0.1901	0.1694	0.1871
Average exchange rate, variation	12.24%	(9.50%)
U.S. Dollar - Mexican Peso
DisclosureOfCurrencyExchangeRatesLineItems [Line Items]
End of period exchange rate | $ / $	19.6655	19.689
End of period exchange rate, variation	(0.12%)
Average exchange rate | $ / $	19.2363	18.9142	18.6987
Average exchange rate, variation	1.70%	1.15%
U.S. Dollar - Euro
DisclosureOfCurrencyExchangeRatesLineItems [Line Items]
End of period exchange rate | € / $	0.8729	0.8464
End of period exchange rate, variation	3.13%
Average exchange rate | € / $	0.8471	0.8871	0.9041
Average exchange rate, variation	(4.50%)	(1.89%)